UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                       WASHINGTON, D.C.  20549

                                             FORM 13F

                                        FORM 13F COVER PAGE

Report for the Quarter Ended:  DECEMBER 31, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Third Point Management Company, LLC
Address:       277 Park Avenue
                     27th Floor
                     New York, NY 10172

13F File Number:     28-6970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Daniel S. Loeb
Title:          Managing Member
Phone:        212-350-5170
Signature, Place, and Date of Signing:

        Daniel S. Loeb       New York, New York              Jan 26, 2001


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[   ]                 13F NOTICE.

[   ]                 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total		294

Form 13F Information Table Value Total:       $104,538,561


Issuer               Class      Cusip #    Value   Shares Discretion Voting
                                                         (x$1000)

About.com, Inc.  Common   003736105  1,280   47,500    Sole  Sole
Acrodyne      Common    00500E104       20       75,000     Sole     Sole
Agribrands   Common    00849R105    27,039  505,400     Sole    Sole
Amercn Comm Prop  Common  02520N106    603   144,800  Sole Sole
Amer Tel & Tel    Common  001957109   1,746   101,200   Sole   Sole
Bonneville   Common    098904204         0.002    174,000    Sole   Sole
Catalytica    Common  148885106        1,710        99,111     Sole  Sole
C-Cube Micro Common  125015107  3,726  308,896  Sole  Sole
Chemfirst     Common   16361A106       1,661       75,300     Sole  Sole
Chronimed Inc  Common   171164106  906       75,500    Sole  Sole
Citizens Comm Common  177342201  1,903   145,000   Sole  Sole
Cobalt          Common   19074Q103        869       772,758     Sole  Sole
Crosskeys      Common   227911104   83     95,000     Sole   Sole
Demandstar.com Common   24802Q102   95    179,000   Sole   Sole
Directrix     Common     25459A100      121       69,062     Sole   Sole
Endo Pharmaceut    Common  29264F205  2,780     463,300   Sole   Sole
Firstcity Liquid B  Common   33762E108      374     27,200     Sole    Sole
First Comm B  Common  31983B101          426       28,745     Sole  Sole
Fletcher Challenge   Common   339318107  1,031   280,000   Sole   Sole
Galileo Tech   Common   BMG5876H1051     2,100    156,267   Sole   Sole
Gentiva Health    Common    37247A102    4,219    315,450     Sole    Sole
Georgia Pacific    Common    373298108   1,078   36,000   Sole  Sole
Honeywell Int   Common   438516106  14,534    307,200   Sole   Sole
Harbor        Common  DMG4285W1001     1,276    261,736     Sole  Sole
Immulogic        Common      45252R100     32    525,000     Sole    Sole
Insignia Fin   Common    45767A105        9,002   758,100      Sole   Sole
Intermedia    Common      458801107        1,136      158,000  Sole  Sole
Local Finl. Corp    Common   539553107   5,448    415,100     Sole    Sole
Methode Ele   Common       591520101     1,105   48,690      Sole    Sole
Navigant Intl   Common    63935R108        756        93,100     Sole  Sole
Softsquad Software  Common  83402G104   542  113,340  Sole   Sole
Spectrum Cont   Common     847615101    4,429    440,100    Sole  Sole
Stamps.Com    Common   852857101      43       16,000   Sole    Sole
Sybron Intl       Common      871142106     572     33,898    Sole   Sole
Teletech      Common   879939106    777      42,267   Sole   Sole
Three Com-Coms  Common   885535104   3,145    370,000    Sole  Sole
United Dominion  Common   909914103     419      34,400   Sole  Sole
USA Detergents   Common    902938109    397     179,000   Sole  Sole
Ventas, Inc.   Common    92276F100      972     172,800    Sole   Sole
Ventiv Health  Common    922793104  262    20,847   Sole   Sole
Visteon Corp   Common    92839U107     348   30,300    Sole  Sole
Voicestream Wir Common   928615103    5,534   55,000   Sole   Sole

                      Total:    $ 104,538,561
